Income tax expense	6 Months Ended
Dec. 31, 2019
Income tax expense
Income tax expense

11         Income tax expense

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Current tax
Current tax on profit for the period	(6,073)	(1,953)	(6,673)	(2,603)
Foreign tax	(205)	(292)	(655)	(403)
Adjustment in respect of previous years	(32)	—	(32)	—
Total current tax expense	(6,310)	(2,245)	(7,360)	(3,006)
Deferred tax
Origination and reversal of temporary differences	(6,432)	(8,633)	(6,783)	(9,974)
Re-measurement of US deferred tax asset	(3,996)	—	(3,996)	—
Total deferred tax expense	(10,428)	(8,633)	(10,779)	(9,974)
Total income tax expense	(16,738)	(10,878)	(18,139)	(12,980)

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2020 is 32.58% (30 June 2019: 28.2%).

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Current tax	(529)	(1,453)	(932)	(959)
Deferred tax (note 18)	1,476	1,254	325	110
Total income tax credit/(expense) recognized in other comprehensive income	947	(199)	(607)	(849)